Financial Services Borrowings (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Interest rate	1.80%	2.30%
Commercial paper	$ 3,325.0	$ 3,673.6
Medium-term bank loans	237.7	236.3
Commercial paper and bank loans	3,562.7	3,909.9
Term notes	4,167.4	2,595.5
Commercial Paper, Bank Loans, and Term Debt at Carrying Value, Total	7,730.1	6,505.4
Commercial Papers
Debt Instrument [Line Items]
Interest rate	1.10%	1.30%
Term notes	$ 7,492.4	$ 6,269.1
Medium-term Notes
Debt Instrument [Line Items]
Interest rate	5.50%	6.90%
Term Loan
Debt Instrument [Line Items]
Interest rate	2.10%	3.40%